Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	$ 1,153,593	$ 818,166	$ 546,527
Trade receivables from provisional concentrate sales, net of fair value adjustment	41,545	3,518
Long-term investments - common shares held	407,230	98,190	$ 246,026
Long-term investments - warrants held	3,265	785
Total net financial assets measured at fair value	1,605,633	920,659
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	407,230	98,190
Level 1 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	1,153,593	818,166
Total net financial assets measured at fair value	1,560,823	916,356
Level 1 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	407,230	98,190
Level 2 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Trade receivables from provisional concentrate sales, net of fair value adjustment	41,545	3,518
Long-term investments - warrants held	3,265	785
Total net financial assets measured at fair value	44,810	4,303
Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Total net financial assets measured at fair value	$ 0	$ 0